CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY In Thousands, except Share data	Total USD ($)	Total CNY	Additional paid-in capital [Member] USD ($)	Additional paid-in capital [Member] CNY	Accumulated other comprehensive loss [Member] USD ($)	Accumulated other comprehensive loss [Member] CNY	Accumulated deficit [Member] USD ($)	Accumulated deficit [Member] CNY	Class A [Member]	Class A [Member] Common shares [Member] USD ($)	Class A [Member] Common shares [Member] CNY	Class B [Member]	Class B [Member] Common shares [Member] USD ($)	Class B [Member] Common shares [Member] CNY
Balance at Dec. 31, 2010		1,414,257		1,787,665		(22,138)		(351,564)			71			223
Balance (in shares) at Dec. 31, 2010											104,533,340			286,520,870
Net loss		(228,487)						(228,487)
Other comprehensive loss		(66,198)				(66,198)
Share-based compensation		11,457		11,457
Reimbursement of initial public offering costs		7,711		7,711
Initial public offering costs capitalized		(962)		(962)
Conversion of Class B common shares into Class A common shares											120			(120)
Conversion of Class B common shares into Class A common shares (in shares)									205,486,874		154,604,210			(154,604,210)
Exercise of stock options		20,008		20,002							6
Exercise of stock options (in shares)											5,945,210
Balance at Dec. 31, 2011		1,157,786		1,825,873		(88,336)		(580,051)			197			103
Balance (in shares) at Dec. 31, 2011											265,082,760			131,916,660
Net loss		(443,851)						(443,851)
Other comprehensive loss		(3,730)				(3,730)
Share-based compensation		11,187		11,187
Conversion of Class B common shares into Class A common shares (in shares)									131,916,660
Exercise of stock options		18,107		18,104							3
Exercise of stock options (in shares)											3,836,590
Balance at Dec. 31, 2012	118,699	739,499		1,855,164		(92,066)		(1,023,902)			200			103
Balance (in shares) at Dec. 31, 2012											268,919,350			131,916,660
Net loss	(23,600)	(142,865)						(142,865)
Other comprehensive loss	(7,082)	(42,873)				(42,873)
Share-based compensation		11,108		11,108
Conversion of Class B common shares into Class A common shares
Conversion of Class B common shares into Class A common shares (in shares)									131,896,605		40,000			(40,000)
Exercise of stock options		4,824		4,823							1
Exercise of stock options (in shares)											1,507,470
Balance at Dec. 31, 2013	$ 94,106	569,693	$ 309,083	1,871,095	$ (22,291)	(134,939)	$ (192,736)	(1,166,767)		$ 33	201		$ 17	103
Balance (in shares) at Dec. 31, 2013										270,466,820			131,876,660